United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       11/13/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: 119,534
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP  (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------     -------------   -------- ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord         Equities        G24182100   1,093    21,400SH     SOLE                              21,400
Weatherford Intl              Equities        G95089101   1,528    22,750SH     SOLE                              22,750
Abbott Laboratories           Equities        002824100     681    12,700SH     SOLE                              12,700
Altria Group Inc              Equities        02209S103     799    11,485SH     SOLE                              11,485
Amazon.com                    Equities        023135106   4,157    44,622SH     SOLE                              44,622
American Express              Equities        025816109   1,373    23,133SH     SOLE                              23,133
American Tower                Equities        029912201  21,863   502,132SH     SOLE                             502,132
Anadarko Petroleum            Equities        032511107     414     7,700SH     SOLE                               7,700
Auto Data Processing          Equities        053015103     634    13,800SH     SOLE                              13,800
Berkshire Hathaway Cl A       Equities        084670108     830         7SH     SOLE                                   7
Berkshire Hathaway Cl B       Equities        084670207     486       123SH     SOLE                                 123
Business Objects ADR          Spon ADR        12328X107   1,234    27,500SH     SOLE                              27,500
Cigna                         Equities        125509109     640    12,015SH     SOLE                              12,015
Cabelas                       Equities        126804301     227     9,600SH     SOLE                               9,600
Chevron Texaco                Equities        166764100     414     4,428SH     SOLE                               4,428
Coca Cola Company             Equities        191216100     558     9,708SH     SOLE                               9,708
Comcast Cp New Cl A Spl       Equities        20030N200     449    18,750SH     SOLE                              18,750
ConocoPhillips                Equities        20825C104     211     2,400SH     SOLE                               2,400
Devon Energy New              Equities        25179M103     666     8,000SH     SOLE                               8,000
Dow Chemical                  Equities        260543103     212     4,923SH     SOLE                               4,923
Dunn & Bradstreet Copr. New   Equities        26483E100     296     3,000SH     SOLE                               3,000
eBay                          Equities        278642103   6,454   165,400SH     SOLE                             165,400
Electronic Arts               Equities        285512109   7,434   132,778SH     SOLE                             132,778
Esco Technologies             Equities        296315104   1,264    38,030SH     SOLE                              38,030
Euronet Worldwide             Equities        298736109   4,511   151,530SH     SOLE                             151,530
Exxon Mobil                   Equities        30231G102   9,047    97,737SH     SOLE                              97,737
General Electric              Equities        369604103   3,170    76,572SH     SOLE                              76,572
Glaxosmithkline Plc           Spon ADR        37733W105     631    11,861SH     SOLE                              11,861
Google Inc Class A            Equities        38259P508     754     1,330SH     SOLE                               1,330
I C U Medical                 Equities        44930G107   1,301    33,575SH     SOLE                              33,575
Intl Business Machines        Equities        459200101     244     2,072SH     SOLE                               2,072
Intl Game Technology          Equities        459902102   2,936    68,115SH     SOLE                              68,115
Johnson & Johnson             Equities        478160104   2,158    32,850SH     SOLE                              32,850
Kimberly Clark                Equities        494368103     251     3,572SH     SOLE                               3,572
Kraft Foods Inc               Equities        50075N104     250     7,255SH     SOLE                               7,255
Lilly Eli & Company           Equities        532457108     253     4,450SH     SOLE                               4,450
Merck & Co Inc                Equities        589331107     357     6,900SH     SOLE                               6,900
Microsoft                     Equities        594918104   1,909    64,804SH     SOLE                              64,804
Moodys Corp                   Equities        615369105     202     4,000SH     SOLE                               4,000
Mothers Work                  Equities        619903107   1,448    77,549SH     SOLE                              77,549
Netflix Inc                   Equities        64110L106   2,505   120,700SH     SOLE                             120,700
Northern Trust Corporation    Equities        665859104     649     9,800SH     SOLE                               9,800
Oracle                        Equities        68389X105     364    16,800SH     SOLE                              16,800
Pnc Finl Services Gp Inc      Equities        693475105     286     4,200SH     SOLE                               4,200
Penn Virginia Gp Hldg LP      Equities        70788P105     368    10,000SH     SOLE                              10,000
Penn Virginia Corp            Equities        707882106   2,375    54,000SH     SOLE                              54,000
Pfizer Incorporated           Equities        717081103     485    19,860SH     SOLE                              19,860
Pitney Bowes                  Equities        724479100     245     5,400SH     SOLE                               5,400
T Rowe Price Group            Equities        74144T108   2,463    44,218SH     SOLE                              44,218
Procter & Gamble              Equities        742718109     275     3,905SH     SOLE                               3,905
Qualcomm                      Equities        747525103  24,488   579,453SH     SOLE                             579,453
Quantum Fuel Sys Tech         Equities        74765E109     141   128,000SH     SOLE                             128,000
Schering Plough               Equities        806605101     329    10,400SH     SOLE                              10,400
Wells Fargo & Co. New         Equities        949746101     321     9,000SH     SOLE                               9,000
Whole Foods Market Inc        Equities        966837106     517    10,550SH     SOLE                              10,550
Wyeth                         Equities        983024100     384     8,610SH     SOLE                               8,610
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